Acquisitions and Divestitures (Details)			1 Months Ended		3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Oct. 17, 2018 USD ($)	Jul. 31, 2017 USD ($)	Jul. 31, 2018	Apr. 30, 2018 USD ($) a lease well $ / bbl	Sep. 30, 2018 USD ($) MBoe	Sep. 30, 2017 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 30, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of properties and equipment and other							$ 234,823,000	$ 3,377,000	$ 234,292,000
Gains on sale of assets and other, net					$ (400,000)	$ 20,692,000	20,687,000	(522,000)	22,930,000
Daily production (Mboe) | MBoe					0.7
Percentage of working interest in investment acquired		84.00%
Percentage of working interest in investment previously owned										16.00%
Payments to acquire property		$ 249,000,000					$ 259,444,000	$ 0	$ 249,338,000
Hugoton Natural Gas Field
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Working interest divested			78.00%
Proceeds from sale of properties and equipment and other		234,000,000
Gains on sale of assets and other, net		$ 23,000,000
Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of non-core oil and gas properties	$ 7,000,000
Chevron North Midway-Sunset Acquisition
Business Acquisition [Line Items]
Number of leases acquired | lease				2
Area of land acquired in lease (in acres) | a				214
Area of land with option to acquire from lease (in acres) | a				490
Drilling commitment assumed				$ 34,500,000
Drilling commitment, number of wells | well				115
Number of wells committed to drilling under lease option | well				40
Drilling commitment, number of acres | a				490
Consideration transferred in acquisition				$ 0
Oil and gas delivery commitments, consecutive period for which price not met which will incur a toll				30 days
Oil and gas delivery commitments, fixed price to be met, less than (in dollars per barrel) | $ / bbl				45